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Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue N.W.
Washington, D.C. 20004


May 4, 2004


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:  Rydex Variable Trust
     File Nos. 333-57017 and 811-08821
     ---------------------------------

Ladies and Gentlemen:

On behalf of Rydex Variable Trust (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), as amended, this letter certifying that the Prospectuses and Statements of Additional Information dated May 1, 2004, do not differ from those contained in the Trust's Post-Effective Amendment No. 16 which was filed with the Commission via EDGAR on April 27, 2004, accession number 0001047469-04-013783.

Please do no hesitate to contact me at (202) 739-5654 should you have any questions or comments concerning this filing.

Sincerely,


/s/ W. John McGuire

W. John McGuire

Enclosures